Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 67,000	$ 393,000
Trade receivables	17,000	366,000
Other receivables	71,000	36,000
Inventory	1,831,000	1,227,000
Current assets	1,986,000	2,022,000
NON-CURRENT ASSETS:
Deferred offering costs	863,000	366,000
Property, plant and equipment, net	5,000	3,000
Intangible assets, net	4,739,000	5,021,000
Non-Current assets	5,607,000	5,390,000
TOTAL ASSETS	7,593,000	7,412,000
CURRENT LIABILITIES:
Accounts payable:
Trade	780,000	167,000
Other	884,000	715,000
Payables to related parties	391,000	265,000
Derivative liabilities	200,000	137,000
Short term loans	1,520,000	927,000
Current liabilities	3,775,000	2,211,000
NON-CURRENT LIABILITIES:
Loans from Shareholders (note 3(5))	2,525,000	3,634,000
Deferred taxes	611,000	314,000
Non Current liabilities	3,136,000	3,948,000
TOTAL LIABILITIES	6,911,000	6,159,000
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares and additional paid in capital	1,250,000	1,250,000
Capital reserve from transaction with related parties	2,300,000	1,345,000
Reserve from share-based payment transactions	135,000	135,000
Accumulated deficit	(3,003,000)	(1,477,000)
TOTAL EQUITY	682,000	1,253,000
TOTAL LIABILITIES AND EQUITY	$ 7,593,000	$ 7,412,000